Deposits, prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and accrued income other than contract assets [abstract]
Summary of Deposits, Prepayments and Other Assets

	2024	2023
(in $ millions)	$	$
Non-current
Deposits	119	102
Loan receivable as part of co-investing arrangement	—	94
	119	196
Current
Prepayments	85	55
Tax recoverable	26	30
Deposits	49	108
Others	95	27
Less: Loss allowance	(14)	(12)
	241	208